Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2021
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Revenues By Country of Origin and Other Income
Revenues by country of origin and other income

	For the year ended December 31,
	2019	2020	2021

	$ in thousands
From France	7,896	51,057	30,347
From USA	7,294	22,892	26,946

Revenues	15,190	73,949	57,293

Research tax credit	7,800	8,433	8,239
Subsidies and other (1)	—	74	1,539

Other income	7,800	8,507	9,778

Total revenues and other income	22,990	82,456	67,071

(1)	For the year ended December 2021, this includes only Calyxt’s PPP loan, which has been forgiven and recognized as other income in April 2021, as disclosed in note 12.1.

Revenues by Nature
Revenues by nature

	For the year ended December 31,
	2019	2020	2021

	$ in thousands
Recognition of previously deferred upfront payments	—	20,291	—
Other revenues from collaboration agreements	6,055	28,532	29,971

Collaboration agreements	6,055	48,823	29,971

Licenses	1,762	2,123	250
Products & services	7,373	23,003	27,072

Total revenues	15,190	73,949	57,293

Details of Operating Expenses by Nature
Details of operating expenses by nature

	For the year ended December 31,
	2019	2020	2021

	$ in thousands
Cost of revenue
Cost of goods sold	(9,280)	(34,168)	(29,517)
Royalty expenses	(2,112)	(2,107)	(1,844)

Cost of revenue	(11,392)	(36,275)	(31,360)

	For the year ended December 31,
	2019	2020	2021

	$ in thousands
Research and development expenses
Wages and salaries	(21,294)	(29,818)	(43,360)
Social charges on stock option grants	(1,357)	(56)	(868)
Non-cash stock-based compensation expense	(12,260)	(8,029)	(10,852)

Personnel expenses	(34,911)	(37,903)	(55,080)

Purchases and external expenses	(49,251)	(41,270)	(60,931)
Other	(7,880)	(7,777)	(13,019)

Total research and development expenses	(92,042)	(86,950)	(129,030)

	For the year ended December 31,
	2019	2020	2021

	$ in thousands
Selling, general and administrative expenses
Wages and salaries	(12,822)	(15,794)	(15,117)
Social charges on stock option grants	(491)	(23)	(347)
Non-cash stock-based compensation expense	(14,621)	(8,707)	(2,266)

Personnel expenses	(27,934)	(24,524)	(17,729)

Purchases and external expenses	(11,431)	(15,358)	(14,413)
Other	(3,652)	(4,319)	(5,727)

Total selling, general and administrative expenses	(43,017)	(44,201)	(37,869)

	For the year ended December 31,
	2019	2020	2021

	$ in thousands
Personnel expenses
Wages and salaries	(34,116)	(45,612)	(58,476)
Social charges on free shares and stock option grants	(1,848)	(79)	(1,215)
Non-cash stock-based compensation expense	(26,881)	(16,736)	(13,118)

Total personnel expenses	(62,845)	(62,427)	(72,809)

Details of Financial Income and Expenses
Details of financial income and expenses

	For the year ended December 31,
	2019	2020	2021
Interest income	6,985	1,949	736
Foreign exchange gain	4,481	3,155	11,860
Other financial revenues	505	364	638

Total financial revenues	11,971	5,468	13,234

Interest expenses	(3)	(43)	(355)
Interest expenses for leases	(2,603)	(3,557)	(4,983)
Foreign exchange loss	(671)	(13,885)	(2,130)
Other financial expenses	(354)	(29)	(197)

Total financial expenses	(3,631)	(17,514)	(7,665)

Total	8,340	(12,046)	5,570

Disclosure of Income Tax (Expense or Income)
Tax proof

	For the year ended December 31,
	2019	2020	2021

	$ in thousands
Income (loss) before taxes from continuing operations	(115,212)	(97,483)	(125,107)
Theoretical group tax rate	25.35%	24.88%	23.42%

Theoretical tax benefit (expense)	29,208	24,254	29,298

Increase/decrease in tax benefit arising from:
Permanent differences	(1,131)	(1,141)	(458)
Research tax credit	2,786	3,245	4,437
Share-based compensation & other IFRS adjustments	(7,828)	(4,198)	(3,901)
Non recognition of deferred tax assets related to tax losses and temporary differences	(23,079)	(22,159)	(29,377)
Other differences	43	0	0

Effective tax expense	—	—	—

Effective tax rate	0.00%	0.00%	0.00%

Disclosure of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities

	As of December 31,
	2019	2020	2021

	$ in thousands
Credits and net operating loss carryforwards	102,112	141,954	157,823
Pension commitments	714	1,003	1,018
Leases	47	319	1,113
Impairment of assets	1	1	1
Revenue recognition	197	(491)	—
Other	284	1,308	(3,973)
Total unrecognized deferred tax assets, net	(103,354)	(144,095)	(155,982)

Summary of Key Performance Indicators by Reportable Segments
Details of key performance indicators by reportable segment

	For the year ended December 31, 2019			For the year ended December 31, 2020			For the year ended December 31, 2021
($ in thousands)	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	7,294	7,896	15,190	22,892	51,057	73,949	26,946	30,347	57,293
External other income	—	7,800	7,800	—	8,507	8,507	1,528	8,250	9,778

External revenues and other income	7,294	15,696	22,990	22,892	59,564	82,456	28,475	38,597	67,071

Cost of revenue	(9,275)	(2,117)	(11,392)	(34,324)	(1,951)	(36,275)	(29,517)	(1,844)	(31,360)
Research and development expenses	(12,390)	(79,652)	(92,042)	(9,903)	(77,048)	(86,950)	(11,190)	(117,840)	(129,030)
Selling, general and administrative expenses	(26,090)	(16,927)	(43,017)	(21,688)	(22,513)	(44,201)	(14,987)	(22,882)	(37,869)
Other operating income and expenses	25	(116)	(91)	(103)	(363)	(466)	23	488	511

Total operating expenses	(47,730)	(98,812)	(146,542)	(66,018)	(101,875)	(167,893)	(55,671)	(142,077)	(197,748)

Operating income (loss) before tax	(40,436)	(83,116)	(123,552)	(43,126)	(42,311)	(85,437)	(27,196)	(103,481)	(130,677)

Net financial gain (loss)	294	8,045	8,340	(776)	(11,270)	(12,046)	(1,162)	6,731	5,570

Net income (loss)	(40,142)	(75,071)	(115,212)	(43,902)	(53,581)	(97,483)	(28,358)	(96,749)	(125,107)

Non-controlling interests	13,121	—	13,121	16,409	—	16,409	10,910	—	10,910

Net income (loss) attributable to shareholders of Cellectis	(27,021)	(75,071)	(102,091)	(27,493)	(53,581)	(81,074)	(17,448)	(96,749)	(114,197)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	1,619	10,010	11,629	801	6,790	7,591	909	9,381	10,290
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	6,673	4,940	11,613	3,536	3,238	6,774	95	2,113	2,207

Adjustment of share-based compensation attributable to shareholders of Cellectis	8,292	14,950	23,242	4,337	10,028	14,365	1,004	11,493	12,497

Adjusted net income (loss) attributable to shareholders of Cellectis	(18,729)	(60,121)	(78,849)	(23,156)	(43,553)	(66,709)	(16,444)	(85,256)	(101,700)

Depreciation and amortization tangible and intangible assets	(1,233)	(5,642)	(6,875)	(1,869)	(7,950)	(9,819)	(1,208)	(6,371)	(7,579)
Additions to tangible and intangible assets	2,998	14,668	17,666	1,786	48,813	50,599	1,187	15,451	16,638